UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act number       811-04033
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                            Sit Mutual Funds II, Inc.
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               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
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               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                         Kelly K. Boston, Staff Attorney
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            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
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                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

Registrant's telephone number, including area code: 612-332-3223

Date of fiscal year end:  March 31, 2007
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Date of reporting period: July 1, 2006 - June 30, 2007
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******************************* FORM N-PX REPORT *******************************

ICA File Number: 811-04033
Reporting Period: 07/01/2006 - 06/30/2007
Sit Mutual Funds II, Inc.





================ SIT HIGH INCOME MUNICIPAL BOND FUND (SERIES D) ================




================ SIT MINNESOTA TAX-FREE INCOME FUND (SERIES B) =================




===================== SIT TAX-FREE INCOME FUND (SERIES A) ======================


BLACKROCK MUNICIPAL TARGET TERM TRUST INC., THE

Ticker:       BMN            Security ID:  09247M105
Meeting Date: AUG 23, 2006   Meeting Type: Special
Record Date:  JUN 5, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Investment Advisory Agreement     For       For        Management


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DWS MUNICIPLE INCOME TRUST

Ticker:       KTF            Security ID:  23338M106
Meeting Date: MAY 24, 2007   Meeting Type: Annual
Record Date:  MAR 30, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Trustee John W. Ballantine          For       For        Management
1.2   Elect Trustee Donald L. Dunaway           For       For        Management
1.3   Elect Trustee James R. Edgar              For       For        Management
1.4   Elect Trustee Paul K. Freeman             For       For        Management
1.5   Elect Trustee Robert B. Hoffman           For       For        Management
1.6   Elect Trustee William McClayton           For       For        Management
1.7   Elect Trustee Shirley D. Peterson         For       For        Management


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MBIA CAPITAL / CLAYMORE MANAGED DURATION INVESTMENT GRADE MU

Ticker:       MZF            Security ID:  55266X100
Meeting Date: DEC 12, 2006   Meeting Type: Annual
Record Date:  NOV 1, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Nicholas Dalmaso           For       For        Management
1.2   Elect Director Randall C. Barnes          For       For        Management
2     Other Business                            For       Against    Management


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SELIGMAN SELECT MUNICIPAL FUND

Ticker:       SEL            Security ID:  816344105
Meeting Date: JUN 12, 2007   Meeting Type: Annual
Record Date:  MAR 20, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Frank A. Mcpherson         For       Withhold   Management
1.2   Elect Director Leroy C. Richie            For       Withhold   Management
1.3   Elect Director John F. Maher              For       Withhold   Management
2     Ratify Auditors                           For       For        Management


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                                     Page 1
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VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

Ticker:       VPV            Security ID:  92112T108
Meeting Date: JUN 22, 2007   Meeting Type: Annual
Record Date:  APR 27, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Trustee Linda Hutton Heagy          For       For        Management
1.2   Elect Trustee Wayne W. Whalen             For       For        Management


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VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

Ticker:       VKL            Security ID:  92112M103
Meeting Date: JUN 22, 2007   Meeting Type: Annual
Record Date:  APR 27, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Trustee David C. Arch               For       For        Management
1.2   Elect Trustee Jerry D. Choate             For       For        Management
1.3   Elect Trustee Howard J Kerr               For       For        Management
1.4   Elect Trustee Suzanne H. Woolsey, Ph.D.   For       For        Management


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VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

Ticker:       VGM            Security ID:  920929106
Meeting Date: MAY 18, 2007   Meeting Type: Special
Record Date:  MAR 23, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Issue Common Shares in Connection With    For       For        Management
      Reorganization


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VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

Ticker:       VGM            Security ID:  920929106
Meeting Date: JUN 22, 2007   Meeting Type: Annual
Record Date:  APR 27, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director R. Craig Kennedy           For       For        Management
1.2   Elect Director Jack E. Nelson             For       For        Management
========== END NPX REPORT

                                     Page 2
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                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)  Sit Mutual Funds II, Inc.
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By (Signature and Title)*  /s/ Paul E. Rasmussen, Vice President
                           -----------------------------------------------------


Date  August 30, 2007
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* Print the name and title of each signing officer under his or her signature.